Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2019
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Significant Contingent Liabilities and Unrecognized Commitments
38.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2018 and 2019, unused letters of credit of the Group were approximately NT$634,000 thousand and NT$394,000 thousand (US$13,173 thousand), respectively.

b.
As of December 31, 2018 and 2019, the Group’s commitments to purchase property, plant and equipment were approximately NT$17,039,458 thousand and NT$25,119,371 thousand (US$839,832 thousand), respectively, of which NT$2,339,308 thousand and NT$5,145,345 thousand (US$172,028 thousand) had been prepaid, respectively. As of December 31, 2018 and 2019, the commitment that the Group has contracted for the construction related to our real estate business were approximately NT$888,052 thousand and NT$1,393,859 thousand (US$46,602 thousand), respectively.

c.
As of December 31, 2019, letters of credits were provided to customs by banks for the importation of goods, and the banking facilities granted to the Group were approximately NT$952,001 thousand (US$31,829 thousand).

d.
In consideration of corporate social responsibility for environmental protection, the board of directors of ASE, in December 2013, approved contributions to be made in the next 30 years, at a total amount of NT$3,000,000 thousand (US$100,301 thousand), at the minimum, to environmental protection efforts in Taiwan. In February 2019 and January 2020, the board of directors of ASE approved to contribute NT$100,000 thousand (US$3,343 thousand) to ASE Cultural & Educational Foundation for environmental charity in promoting the related domestic environmental protection and public service activities continuously.